Earnings Per Share - Schedule of Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss per common share:
Net loss	$ (8,138)	$ (370,181)	$ (113,075)
Net loss attributable to the Dropdown Predecessor (note 1)	0	9,163	104,010
Net loss available for common stockholders	$ (8,138)	$ (361,018)	$ (9,065)
Weighted-average number of common shares	83,591,030	79,539,605	60,770,525
Common shares and common share equivalents outstanding at the end of year	83,591,030	83,591,030	61,876,744
Basic and diluted	$ (0.10)	$ (4.54)	$ (0.15)